T. ROWE PRICE Capital Appreciation Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.2%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 39,251,375 42,132
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 34,382,738 35,599
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 18,296,375 19,660
Total Asset-Backed Securities (Cost $91,581) 97,391
BANK LOANS 9.4% (2)
Acrisure, FRN
1M USD LIBOR + 3.75%, 3.882%, 2/15/27  25,555,000 25,438
ADMI, FRN
1M USD LIBOR + 3.13%, 3.625%, 12/23/27  55,093,150 54,611
ADMI, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (3) 107,785,000 107,650
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.334%, 5/9/25  88,176,182 87,515
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.334%, 5/9/25 (3) 47,645,148 47,255
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.75%, 4.25%, 11/5/27 (3) 87,584,481 87,609
Applied Systems, FRN
1M USD LIBOR + 3.25%, 3.75%, 9/19/24  92,634,387 92,600
Applied Systems, FRN
1M USD LIBOR + 5.50%, 6.25%, 9/19/25  10,152,767 10,274
Ascend Learning, FRN
3M USD LIBOR + 3.00%, 4.00%, 7/12/24 (3) 8,553,131 8,546
Avantor Funding, FRN
1M USD LIBOR + 2.00%, 2.50%, 11/21/24  8,962,056 8,947
Azalea Topco, FRN
1M USD LIBOR + 3.50%, 3.629%, 7/24/26  119,292,587 118,473
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 4.50%, 7/24/26  20,808,748 20,835
Camelot U.S. Acquisition, FRN
1M USD LIBOR + 3.00%, 4.00%, 10/30/26  94,163,438 94,370
CoreLogic, FRN
1M USD LIBOR + 3.50%, 4.00%, 6/2/28  82,490,000 82,387
CoreLogic, FRN
3M USD LIBOR + 6.50%, 7.00%, 6/4/29 (4) 5,985,000 6,105
CPI Holdco, FRN
1M USD LIBOR + 3.75%, 3.834%, 11/4/26  20,250,719 20,238

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24  199,234,747 198,488
Dino Grandparent, FRN
1M USD LIBOR + 1.75%, 1.875%, 2/20/23  76,125,000 75,364
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 3.75%, 11/12/27  13,458,300 13,458
Filtration Group, FRN
1M USD LIBOR + 3.75%, 4.50%, 3/29/25  9,533,700 9,548
Filtration Group, FRN
3M EURIBOR + 3.50%, 3.50%, 3/31/25 (EUR)  51,334,415 59,315
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.084%, 3/31/25  27,576,440 27,421
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.087%, 11/30/23  26,441,834 26,343
HB Fuller, FRN
3M USD LIBOR + 2.00%, 2.087%, 10/20/24  8,916,193 8,920
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 4.085%, 4/30/25  16,533,563 16,484
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.584%, 4/30/25  170,898,693 169,342
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 11/12/27 (3) 52,295,000 52,197
HUB International, FRN
1M USD LIBOR + 2.75%, 2.875%, 4/25/25 (3) 676,007,083 669,179
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  263,959,968 263,960
Hyperion Refinance, FRN
1M USD LIBOR + 3.75%, 4.75%, 11/12/27  45,390,161 45,334
IRB Holding, FRN
1M USD LIBOR + 2.75%, 3.75%, 2/5/25 (3) 48,947,638 48,861
IRB Holding, FRN
1M USD LIBOR + 3.25%, 4.25%, 12/15/27 (3) 66,835,488 66,919
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  61,054,365 61,474
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.25%, 3.334%, 4/21/27  106,029,631 103,777
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27  222,075,066 235,817
Mozart Borrower, FRN
1M USD LIBOR + 3.25%, 9/30/28 (3)(4) 114,735,000 114,161
Pacific Dental Services, FRN
1M USD LIBOR + 3.50%, 4.25%, 5/5/28  14,478,713 14,509
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25  38,681,344 38,669
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 2.834%, 2/14/25  9,689,352 9,586

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 3.334%, 2/14/25  31,452,622 31,295
Project Boost Purchaser, FRN
1M USD LIBOR + 3.50%, 3.584%, 5/30/26 (3) 15,010,020 15,002
RealPage, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/24/28 (3) 130,845,000 130,395
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  6,300,000 6,426
Ryan Specialty Group, FRN
1M USD LIBOR + 2.00%, 3.75%, 9/1/27  28,720,323 28,692
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 3.50%, 8/25/28 (3) 46,204,447 46,002
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 4.75%, 10/20/27  90,160,000 95,835
Solera, FRN
1M USD LIBOR + 4.00%, 4.50%, 6/2/28  16,465,000 16,496
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.00%, 4.50%, 10/1/26  120,136,698 120,437
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 7/30/27  145,274,967 145,477
UKG, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/4/26  507,472,545 508,147
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27  15,825,000 16,075
UKG, FRN
3M USD LIBOR + 3.75%, 3.834%, 5/4/26  13,783,700 13,803
USI, FRN
1M USD LIBOR + 3.25%, 3.382%, 12/2/26  148,789,172 147,719
USI, FRN
3M USD LIBOR + 3.00%, 3.132%, 5/16/24 (3) 253,361,737 251,507
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.584%, 10/23/25  17,400,000 17,342
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27  18,646,300 18,658
Total Bank Loans (Cost $4,764,568) 4,811,287
BOND MUTUAL FUNDS 0.9%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
3.47% (5)(6) 47,426,231 463,354
Total Bond Mutual Funds (Cost $461,846) 463,354

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 70.4%
COMMUNICATION SERVICES 6.0%
Interactive Media & Services 6.0%
Alphabet, Class A (7)(8) 386,337 1,032,880
Alphabet, Class C (7)(8) 591,326 1,576,067
Facebook, Class A (7)(8) 1,301,085 441,575
Total Communication Services 3,050,522
CONSUMER DISCRETIONARY 10.5%
Hotels, Restaurants & Leisure 5.0%
Hilton Worldwide Holdings (7)(8) 2,945,477 389,127
Marriott International, Class A (7)(8) 2,613,136 386,979
McDonald's (8) 726,596 175,190
Yum! Brands (8) 13,199,779 1,614,465
2,565,761
Internet & Direct Marketing Retail 5.5%
Amazon.com (7)(8) 857,714 2,817,625
2,817,625
Specialty Retail 0.0%
Ross Stores (8) 188,400 20,507
20,507
Total Consumer Discretionary 5,403,893
CONSUMER STAPLES 1.9%
Beverages 1.8%
Coca-Cola (8) 2,707,300 142,052
Keurig Dr Pepper (8) 19,716,017 673,499
PepsiCo (8) 804,400 120,990
936,541
Food Products 0.1%
Mondelez International, Class A (8) 788,500 45,875
45,875
Total Consumer Staples 982,416
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Reinvent Technology Partners SPAC/Aurora PIPE (7)(9) 10,101,946 90,281
Total Energy 90,281

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 10.3%
Banks 6.2%
Bank of America (8) 26,267,330 1,115,048
PNC Financial Services Group (8) 10,535,473 2,061,160
3,176,208
Capital Markets 1.4%
CME Group (8) 382,200 73,910
Intercontinental Exchange (8) 5,425,110 622,911
696,821
Insurance 2.7%
Marsh & McLennan (8) 9,110,117 1,379,545
1,379,545
Total Financials 5,252,574
HEALTH CARE 13.2%
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Company  2,029,331 498,850
Danaher (8) 3,748,557 1,141,211
Medtronic (8) 384,800 48,235
1,688,296
Health Care Providers & Services 5.4%
Humana  3,196,502 1,243,919
UnitedHealth Group (8) 3,900,190 1,523,960
2,767,879
Life Sciences Tools & Services 4.5%
PerkinElmer  3,988,110 691,099
Thermo Fisher Scientific (8) 2,778,534 1,587,460
2,278,559
Total Health Care 6,734,734
INDUSTRIALS & BUSINESS SERVICES 7.1%
Aerospace & Defense 0.4%
Lockheed Martin (8) 265,100 91,486
Northrop Grumman (8) 304,600 109,702
201,188
Commercial Services & Supplies 1.1%
Waste Connections  3,940,873 496,274
Waste Management (8) 389,500 58,176
554,450
Industrial Conglomerates 4.9%
General Electric (8) 22,202,414 2,287,515

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roper Technologies (8) 470,397 209,858
2,497,373
Machinery 0.7%
Ingersoll Rand (7) 6,815,369 343,563
343,563
Total Industrials & Business Services 3,596,574
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 0.3%
Cisco Systems (8) 2,966,100 161,445
161,445
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity  2,922,290 400,997
Teledyne Technologies (7)(8) 247,446 106,298
507,295
IT Services 3.7%
Fiserv (7)(8) 3,337,241 362,091
FleetCor Technologies (7)(8) 1,863,701 486,929
Global Payments (8) 1,034,448 163,008
Visa, Class A (8) 3,871,081 862,283
1,874,311
Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductors (8) 477,900 93,606
93,606
Software 8.6%
Microsoft (8) 12,718,227 3,585,523
salesforce.com (7) 3,069,753 832,578
4,418,101
Total Information Technology 7,054,758
REAL ESTATE 0.1%
Equity Real Estate Investment Trusts 0.1%
American Tower, REIT (8) 253,850 67,374
Total Real Estate 67,374
UTILITIES 6.9%
Electric Utilities 2.1%
American Electric Power (8) 4,975,479 403,909
Duke Energy  13,195 1,288
Exelon (8) 14,323,507 692,398
1,097,595

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 4.8%
Ameren (8) 10,200,433 826,235
CMS Energy (5) 7,325,271 437,539
NiSource (5) 16,022,825 388,233
Public Service Enterprise Group  12,940,135 788,054
2,440,061
Total Utilities 3,537,656
Total Miscellaneous Common Stocks  0.4% (10) 201,241
Total Common Stocks (Cost $23,266,684) 35,972,023
CONVERTIBLE PREFERRED STOCKS 0.8%
INFORMATION TECHNOLOGY 0.5%
Software 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $25,766 (7)(11) 2,788,430 54,027
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (4)
(7)(11) 2,141,932 196,462
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (4)
(7)(11) 177,514 16,282
Total Information Technology 266,771
UTILITIES 0.3%
Electric Utilities 0.1%
American Electric Power, 6.125%, 3/15/22  1,162,195 55,756
55,756
Multi-Utilities 0.2%
NiSource, 7.75%, 3/1/24 (5) 783,100 81,008
81,008
Total Utilities 136,764
Total Convertible Preferred Stocks (Cost $362,142) 403,535
CORPORATE BONDS 7.3%
Acrisure, 7.00%, 11/15/25 (1) 76,025,000 77,355
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 9,475,000 9,807
Altice France Holding, 10.50%, 5/15/27 (1) 46,155,000 50,424
AmWINS Group, 4.875%, 6/30/29 (1) 8,680,000 8,767
Avantor Funding, 4.625%, 7/15/28 (1) 42,428,000 44,550
Bank of New York Mellon, Series E, FRN, 3M USD LIBOR + 3.42%,
3.542% (12) 43,465,000 43,595
CCO Holdings, 4.00%, 3/1/23 (1) 43,430,000 43,484

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CCO Holdings, 5.00%, 2/1/28 (1) 197,338,000 205,232
CCO Holdings, 5.125%, 5/1/27 (1) 149,015,000 155,162
Cedar Fair, 5.25%, 7/15/29  71,965,000 73,764
Cedar Fair, 5.375%, 6/1/24  103,858,000 104,767
Cedar Fair, 5.375%, 4/15/27  61,780,000 63,479
Cedar Fair, 5.50%, 5/1/25 (1) 19,320,000 20,093
Cedar Fair, 6.50%, 10/1/28  57,835,000 62,100
Clarios Global, 6.25%, 5/15/26 (1) 19,696,000 20,681
Clarios Global, 6.75%, 5/15/25 (1) 10,425,000 11,012
Clarios Global, 8.50%, 5/15/27 (1) 15,925,000 16,940
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 24,580,000 24,549
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,515,000 7,506
Delta Air Lines, 4.50%, 10/20/25 (1) 67,265,000 72,128
Delta Air Lines, 4.75%, 10/20/28 (1) 37,425,000 41,638
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
3.446% (12) 174,666,000 169,426
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 48,716,000 50,421
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 3,675,000 3,836
HUB International, 7.00%, 5/1/26 (1) 214,063,000 221,020
KFC Holding, 4.75%, 6/1/27 (1) 169,330,000 176,315
Korn Ferry, 4.625%, 12/15/27 (1) 11,955,000 12,403
Lennox International, 3.00%, 11/15/23  6,420,000 6,714
Life Time, 5.75%, 1/15/26 (1) 40,572,000 42,144
Marriott International, Series R, 3.125%, 6/15/26  11,184,000 11,934
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 39,450,000 42,902
Mirant, EC, 0.00%, 7/15/49 (1)(4) 16,000,000 —
Netflix, 4.375%, 11/15/26  134,150,000 149,577
Netflix, 4.875%, 4/15/28  168,167,000 193,812
Netflix, 4.875%, 6/15/30 (1) 4,130,000 4,853
Netflix, 5.50%, 2/15/22  9,485,000 9,615
Netflix, 5.875%, 2/15/25  56,540,000 64,244
Netflix, 5.875%, 11/15/28  225,575,000 275,202
Netflix, 6.375%, 5/15/29  120,825,000 152,844
NiSource, VR, 5.65% (5)(12)(13) 44,495,000 46,942
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 30,248,000 32,706
SBA Communications, 3.875%, 2/15/27  17,885,000 18,444
SBA Communications, 4.875%, 9/1/24  44,220,000 44,883
Sensata Technologies, 4.875%, 10/15/23 (1) 20,175,000 21,537
Sensata Technologies, 5.00%, 10/1/25 (1) 23,800,000 26,329
Sensata Technologies, 5.625%, 11/1/24 (1) 6,670,000 7,370
Sirius XM Radio, 5.00%, 8/1/27 (1) 16,060,000 16,702
Six Flags Entertainment, 4.875%, 7/31/24 (1) 160,761,000 162,176
Six Flags Entertainment, 5.50%, 4/15/27 (1) 112,754,000 116,418
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 59,402,000 63,189
State Street, Series F, FRN, 3M USD LIBOR + 3.597%, 3.713% (12) 11,154,000 11,199
Surgery Center Holdings, 10.00%, 4/15/27 (1) 24,038,000 25,961

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teleflex, 4.625%, 11/15/27  21,957,000 22,945
Tenet Healthcare, 4.625%, 9/1/24 (1) 15,925,000 16,283
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 5,055,000 5,295
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23  5,738,576 5,911
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  951,186 950
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  5,979,558 6,077
U.S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21  2,131,697 2,132
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  8,896,723 9,369
USI, 6.875%, 5/1/25 (1) 85,903,000 87,406
Welbilt, 9.50%, 2/15/24  27,746,000 28,509
Xylem, 4.875%, 10/1/21  3,095,000 3,095
Yum! Brands, 3.875%, 11/1/23  42,025,000 44,126
Yum! Brands, 4.75%, 1/15/30 (1) 11,060,000 11,945
Yum! Brands, 5.35%, 11/1/43  64,619,000 71,243
Yum! Brands, 6.875%, 11/15/37  27,015,000 34,849
Yum! Brands, 7.75%, 4/1/25 (1) 9,720,000 10,376
Total Corporate Bonds (Cost $3,433,487) 3,698,662
PREFERRED STOCKS 0.7%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (12) 95,800 2,434
Total Financials 2,434
UTILITIES 0.7%
Electric Utilities 0.6%
Alabama Power, Series A, 5.00% (12) 154,840 4,043
CMS Energy, 5.875%, 10/15/78 (5) 3,226,463 86,534
CMS Energy, 5.875%, 3/1/79 (5) 4,405,413 118,990
DTE Energy, Series E, 5.25%, 12/1/77  550,533 14,220
Duke Energy, 5.625%, 9/15/78  133,079 3,564
SCE Trust IV, Series J, VR, 5.375% (5)(12)(13) 2,276,225 56,451
283,802
Gas & Gas Transmission 0.1%
NiSource, Series B, VR, 6.50% (5)(12)(13) 2,231,421 61,230
61,230
Total Utilities 345,032
Total Preferred Stocks (Cost $326,844) 347,466

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 12.8%
Money Market Funds 12.8%
T. Rowe Price Government Reserve Fund, 0.05% (5)(14) 6,561,611,919 6,561,612
Total Short-Term Investments (Cost $6,561,612) 6,561,612
Total Investments in Securities 102.5%
(Cost $39,268,764) $ 52,355,330
Other Assets Less Liabilities (2.5)% (1,255,383)
Net Assets 100.0% $ 51,099,947
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,064,306 and represents 4.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of September 30, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Non-income producing
(8) All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2021.
(9) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $101,019 and was valued at $90,281 (0.2% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $266,771 and represents 0.5% of net assets.
(12) Perpetual security with no stated maturity date.

T. ROWE PRICE Capital Appreciation Fund

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(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(14) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (1.4)%
OTC Options Written (1.4)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,960.00 128 34,221 (10,170)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,980.00 128 34,221 (9,939)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,000.00 128 34,221 (9,734)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,100.00 128 34,221 (8,704)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,200.00 119 31,815 (1,901)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,300.00 119 31,815 (1,612)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,400.00 119 31,815 (1,379)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $3,500.00 119 31,815 (1,148)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,450.00 32 8,555 (1,378)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,500.00 32 8,555 (1,283)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,550.00 32 8,555 (1,186)
Susquehanna Financial
Group LLLP
Alphabet, Class A, Call,
9/16/22 @ $2,600.00 32 8,555 (1,094)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,760.00 448 119,406 (41,003)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,780.00 448 119,406 (40,141)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,800.00 448 119,406 (39,290)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $1,980.00 128 34,116 (9,528)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,000.00 128 34,116 (9,312)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,100.00 128 34,116 (8,233)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,550.00 48 12,793 (1,535)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,600.00 48 12,793 (1,398)
Susquehanna Financial
Group LLLP
Alphabet, Class C, Call,
6/17/22 @ $2,650.00 48 12,793 (1,276)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citigroup
Amazon.com, Call, 1/21/22
@ $4,000.00 127 41,720 (230)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,100.00 128 42,049 (172)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,200.00 128 42,049 (122)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,300.00 128 42,049 (94)
Citigroup
Amazon.com, Call, 1/20/23
@ $4,500.00 63 20,696 (627)
Citigroup
Amazon.com, Call, 1/20/23
@ $4,600.00 63 20,696 (553)
Citigroup
Amazon.com, Call, 1/20/23
@ $4,700.00 63 20,696 (487)
Citigroup
Amazon.com, Call, 1/20/23
@ $4,800.00 63 20,696 (430)
Citigroup
Amazon.com, Call, 1/20/23
@ $4,900.00 63 20,696 (382)
Citigroup
Amazon.com, Call, 1/20/23
@ $5,000.00 63 20,696 (340)
Citigroup
Amazon.com, Call, 1/20/23
@ $5,100.00 63 20,696 (301)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $3,800.00 201 66,029 (752)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $3,900.00 201 66,029 (520)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $4,000.00 201 66,029 (364)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $3,900.00 84 27,594 (217)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,000.00 84 27,594 (152)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,100.00 84 27,594 (113)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,200.00 83 27,266 (79)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,300.00 84 27,594 (62)
Citigroup
Ameren, Call, 12/17/21 @
$90.00 2,231 18,071 (84)
Citigroup
Ameren, Call, 12/17/21 @
$95.00 2,231 18,071 (22)
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $90.00 7,852 63,743 (471)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $95.00 9,619 78,087 (168)
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $97.50 3,186 25,864 (56)
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $100.00 3,186 25,864 (40)
Citigroup
American Tower, Call,
1/21/22 @ $210.00 637 16,907 (3,688)
Citigroup
American Tower, Call,
1/21/22 @ $220.00 637 16,907 (3,089)
Citigroup
American Tower, Call,
1/21/22 @ $230.00 844 22,401 (3,338)
Citigroup
American Tower, Call,
1/21/22 @ $240.00 207 5,494 (640)
Citigroup
American Tower, Call,
1/21/22 @ $250.00 208 5,521 (477)
Credit Suisse
Bank of America, Call,
1/21/22 @ $30.00 24,420 103,663 (31,135)
Credit Suisse
Bank of America, Call,
1/21/22 @ $32.00 12,826 54,446 (13,980)
Credit Suisse
Bank of America, Call,
1/21/22 @ $35.00 25,653 108,897 (20,907)
Credit Suisse
Bank of America, Call,
1/21/22 @ $40.00 5,674 24,086 (2,369)
Credit Suisse
Bank of America, Call,
1/21/22 @ $45.00 5,674 24,086 (868)
Credit Suisse
Bank of America, Call,
1/20/23 @ $45.00 45,310 192,341 (18,351)
Credit Suisse
Bank of America, Call,
1/20/23 @ $50.00 41,369 175,611 (9,784)
Royal Bank of Canada
Bank of America, Call,
1/21/22 @ $37.00 19,105 81,101 (12,275)
Susquehanna Financial
Group LLLP
Bank of America, Call,
1/21/22 @ $30.00 39,989 169,753 (50,986)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $45.00 9,887 53,815 (9,714)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $47.50 9,887 53,815 (7,539)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $50.00 9,887 53,815 (5,487)
JPMorgan Chase
CME Group, Call, 1/21/22
@ $220.00 1,911 36,955 (325)
JPMorgan Chase
CME Group, Call, 1/21/22
@ $230.00 1,911 36,955 (225)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$50.00 9,024 47,349 (3,249)
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$52.50 9,024 47,349 (1,787)
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$55.00 9,025 47,354 (857)
Credit Suisse
Danaher, Call, 1/21/22 @
$250.00 3,969 120,832 (23,556)
Credit Suisse
Danaher, Call, 1/21/22 @
$270.00 398 12,117 (1,672)
Credit Suisse
Danaher, Call, 1/21/22 @
$280.00 1,036 31,540 (3,471)
Credit Suisse
Danaher, Call, 1/21/22 @
$290.00 638 19,423 (1,672)
JPMorgan Chase
Danaher, Call, 1/21/22 @
$300.00 4,561 138,855 (9,076)
Citigroup
Exelon, Call, 1/21/22 @
$40.00 2,044 9,881 (1,758)
Citigroup
Exelon, Call, 1/21/22 @
$43.00 2,044 9,881 (1,216)
Citigroup
Exelon, Call, 1/21/22 @
$45.00 2,043 9,876 (899)
Citigroup
Exelon, Call, 1/21/22 @
$47.00 12,739 61,580 (3,854)
Citigroup
Exelon, Call, 1/21/22 @
$50.00 3,186 15,401 (486)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $340.00 1,149 38,996 (2,686)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $345.00 1,149 38,996 (2,390)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $380.00 749 25,420 (612)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $400.00 8,433 286,208 (3,795)
JPMorgan Chase
Facebook, Class A, Call,
9/16/22 @ $345.00 638 21,653 (2,624)
JPMorgan Chase
Facebook, Class A, Call,
9/16/22 @ $360.00 638 21,653 (2,190)
Goldman Sachs
Fiserv, Call, 1/21/22 @
$130.00 1,275 13,834 (136)
Goldman Sachs
Fiserv, Call, 1/21/22 @
$135.00 1,275 13,834 (87)
JPMorgan Chase
Fleetcor Technologies, Call,
1/21/22 @ $300.00 478 12,489 (207)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Fleetcor Technologies, Call,
1/21/22 @ $310.00 319 8,335 (96)
JPMorgan Chase
General Electric, Call,
1/21/22 @ $12.00 31,828 327,924 (4,647)
JPMorgan Chase
General Electric, Call,
1/21/22 @ $15.00 31,828 327,924 (875)
Susquehanna Financial
Group LLLP
General Electric, Call,
1/21/22 @ $15.00 63,681 656,105 (1,751)
Goldman Sachs
Global Payments, Call,
1/21/22 @ $230.00 956 15,065 (227)
Goldman Sachs
Global Payments, Call,
1/21/22 @ $240.00 956 15,065 (45)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $125.00 1,656 21,877 (2,260)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $130.00 2,928 38,682 (3,133)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $135.00 1,272 16,804 (1,018)
Goldman Sachs
Hilton Worldwide Holdings,
Call, 1/21/22 @ $135.00 3,758 49,647 (3,006)
Goldman Sachs
Hilton Worldwide Holdings,
Call, 1/21/22 @ $140.00 3,758 49,647 (2,217)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/21/22 @ $125.00 1,593 18,291 (231)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/21/22 @ $130.00 3,185 36,570 (199)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/21/22 @ $135.00 1,592 18,279 (99)
Susquehanna Financial
Group LLLP
Keurig Dr Pepper, Call,
12/17/21 @ $32.00 9,537 32,578 (2,646)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $340.00 884 30,507 (1,640)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $360.00 884 30,507 (809)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $375.00 883 30,472 (433)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $145.00 2,548 37,733 (3,096)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $150.00 2,548 37,733 (2,446)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $155.00 1,275 18,881 (943)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $160.00 1,275 18,881 (708)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $165.00 954 14,128 (370)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $170.00 954 14,128 (285)
Goldman Sachs
Marsh & McLennan, Call,
10/15/21 @ $150.00 2,549 38,599 (809)
Goldman Sachs
Marsh & McLennan, Call,
10/15/21 @ $155.00 2,549 38,599 (236)
Citigroup
McDonald's, Call, 1/21/22
@ $210.00 785 18,927 (2,661)
Citigroup
McDonald's, Call, 1/21/22
@ $220.00 784 18,903 (1,925)
Citigroup
McDonald's, Call, 1/21/22
@ $230.00 784 18,903 (1,309)
Goldman Sachs
McDonald's, Call, 1/20/23
@ $260.00 1,472 35,491 (1,914)
Goldman Sachs
McDonald's, Call, 1/20/23
@ $270.00 1,472 35,491 (1,457)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $210.00 637 15,359 (2,159)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $220.00 637 15,359 (1,564)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $230.00 637 15,359 (1,064)
Credit Suisse
Medtronic, Call, 1/21/22 @
$115.00 1,283 16,082 (1,742)
Credit Suisse
Medtronic, Call, 1/21/22 @
$125.00 1,283 16,082 (776)
Credit Suisse
Medtronic, Call, 1/21/22 @
$130.00 1,282 16,070 (551)
Bank of America
Microsoft, Call, 1/21/22 @
$270.00 956 26,952 (2,206)
Bank of America
Microsoft, Call, 1/21/22 @
$275.00 956 26,952 (1,986)
Bank of America
Microsoft, Call, 1/21/22 @
$280.00 956 26,952 (1,749)
Citigroup
Microsoft, Call, 1/21/22 @
$280.00 6,220 175,354 (11,383)
Citigroup
Microsoft, Call, 1/20/23 @
$330.00 2,142 60,387 (3,384)
Citigroup
Microsoft, Call, 1/20/23 @
$340.00 4,452 125,511 (6,400)
Citigroup
Microsoft, Call, 1/20/23 @
$350.00 4,452 125,511 (4,897)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citigroup
Microsoft, Call, 1/20/23 @
$360.00 2,310 65,124 (2,524)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$350.00 2,320 65,405 (2,552)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$355.00 2,320 65,405 (2,546)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$360.00 2,321 65,434 (2,536)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$250.00 2,098 59,147 (8,140)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$255.00 2,098 59,147 (7,296)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$260.00 2,099 59,175 (6,544)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$265.00 1,615 45,530 (4,417)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$270.00 1,616 45,558 (3,729)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$275.00 1,616 45,558 (3,357)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$300.00 6,571 185,250 (17,873)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$320.00 2,277 64,193 (4,349)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$330.00 2,277 64,193 (3,598)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$340.00 2,277 64,193 (3,273)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$350.00 2,277 64,193 (2,505)
Citigroup
Mondelez International,
Class A, Call, 1/21/22 @
$57.50 2,629 15,296 (736)
Citigroup
Mondelez International,
Class A, Call, 1/21/22 @
$60.00 2,628 15,290 (420)
Citigroup
Mondelez International,
Class A, Call, 1/21/22 @
$62.50 2,628 15,290 (204)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $300.00 1,016 36,591 (6,497)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $315.00 1,016 36,591 (5,126)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $325.00 1,014 36,519 (4,304)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $195.00 1,593 31,202 (2,346)
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $200.00 1,593 31,202 (2,035)
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $210.00 1,593 31,202 (1,326)
Susquehanna Financial
Group LLLP
PepsiCo, Call, 1/21/22 @
$140.00 2,681 40,325 (3,472)
Susquehanna Financial
Group LLLP
PepsiCo, Call, 1/21/22 @
$145.00 2,681 40,325 (2,453)
Susquehanna Financial
Group LLLP
PepsiCo, Call, 1/21/22 @
$155.00 2,682 40,340 (992)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$175.00 1,274 24,925 (3,121)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$180.00 2,616 51,179 (5,441)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$185.00 2,616 51,179 (4,552)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$190.00 1,342 26,255 (1,919)
Citigroup
PNC Financial Services
Group, Call, 1/20/23 @
$220.00 2,441 47,756 (3,344)
Citigroup
PNC Financial Services
Group, Call, 1/20/23 @
$230.00 2,441 47,756 (2,624)
JPMorgan Chase
Roper Technologies, Call,
11/19/21 @ $490.00 319 14,232 (70)
JPMorgan Chase
Roper Technologies, Call,
11/19/21 @ $500.00 319 14,232 (33)
Bank of America
Ross Stores, Call, 1/21/22
@ $135.00 306 3,331 (20)
Bank of America
Ross Stores, Call, 1/21/22
@ $140.00 306 3,331 (15)
Credit Suisse
Ross Stores, Call, 1/21/22
@ $130.00 636 6,923 (65)
Credit Suisse
Ross Stores, Call, 1/21/22
@ $135.00 636 6,923 (41)
JPMorgan Chase
Teledyne Technologies,
Call, 12/17/21 @ $470.00 319 13,704 (214)
JPMorgan Chase
Teledyne Technologies,
Call, 12/17/21 @ $480.00 319 13,704 (163)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citigroup
Thermo Fisher Scientific,
Call, 1/21/22 @ $560.00 731 41,764 (2,862)
Citigroup
Thermo Fisher Scientific,
Call, 1/21/22 @ $580.00 1,496 85,471 (4,286)
Citigroup
Thermo Fisher Scientific,
Call, 1/21/22 @ $600.00 765 43,707 (1,549)
Citigroup
UnitedHealth Group, Call,
1/21/22 @ $400.00 637 24,890 (1,204)
Citigroup
UnitedHealth Group, Call,
1/21/22 @ $410.00 637 24,890 (952)
Citigroup
UnitedHealth Group, Call,
1/21/22 @ $420.00 637 24,890 (723)
Citigroup
UnitedHealth Group, Call,
1/21/22 @ $460.00 319 12,465 (81)
Citigroup
UnitedHealth Group, Call,
1/21/22 @ $470.00 319 12,465 (47)
Citigroup
Visa, Class A, Call, 1/21/22
@ $250.00 4,231 94,246 (1,210)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $225.00 2,176 48,470 (2,372)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $230.00 2,176 48,470 (1,860)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $235.00 2,176 48,470 (1,442)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $240.00 1,272 28,334 (646)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $245.00 3,041 67,738 (1,140)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $250.00 1,769 39,404 (506)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $255.00 2,407 53,616 (496)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $260.00 638 14,211 (98)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $265.00 638 14,211 (72)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $225.00 2,597 57,848 (2,831)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $230.00 2,597 57,848 (2,220)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $250.00 2,335 52,012 (668)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $255.00 1,068 23,790 (220)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $260.00 1,267 28,222 (194)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $270.00 1,267 28,222 (107)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $220.00 1,861 41,454 (2,522)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $225.00 1,860 41,431 (2,027)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $230.00 1,861 41,454 (1,591)
Credit Suisse
Waste Management, Call,
1/21/22 @ $115.00 1,298 19,387 (4,673)
Credit Suisse
Waste Management, Call,
1/21/22 @ $120.00 1,298 19,387 (3,978)
Credit Suisse
Waste Management, Call,
1/21/22 @ $130.00 1,299 19,402 (2,812)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $105.00 702 8,586 (1,302)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $110.00 702 8,586 (997)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $120.00 6,182 75,612 (4,327)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $125.00 2,548 31,165 (1,108)
Total Options Written (Premiums $(483,887)) $ (734,786)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy  $ — $ (7,965) $ 2,255
CMS Energy, 5.875%, 10/15/78  1,252 (7,048) 3,975
CMS Energy, 5.875%, 3/1/79  1,459 (5,840) 5,500
DTE Energy, Series E, 5.25%, 12/1/77  1,710 (4,437) 1,644
Duke Energy, 5.625%, 9/15/78  3,607 (7,218) 528
NiSource  (4,750) 54,567 14,221
NiSource, 7.75%, 3/1/24  — 2,698 2,225
NiSource, VR, 5.65%  — 1,335 1,888
NiSource, Series B, VR, 6.50%  871 (3,454) 3,070
SCE Trust IV, Series J, VR, 5.375%  11 1,457 2,428
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 3.47%  — 1,212 9,699
T. Rowe Price Government Reserve Fund, 0.05% — — 2,032
Affiliates not held at period end 257,681 (160,533) —
Totals $ 261,841# $ (135,226) $ 49,465+

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
CMS Energy  $ — $ 445,504 $ — $ 437,539
CMS Energy, 5.875%, 10/15/78  107,920 — 14,338 86,534
CMS Energy, 5.875%, 3/1/79  140,945 — 16,115 118,990
DTE Energy, Series E, 5.25%,
12/1/77  60,512 — 41,855 *
Duke Energy, 5.625%, 9/15/78  56,887 — 46,105 *
Envista Holdings  403,897 — 243,364 —
NiSource  512,195 66,557 245,086 388,233
NiSource, 7.75%, 3/1/24  — 78,310 — 81,008
NiSource, VR, 5.65%  45,607 — — 46,942
NiSource, Series B, VR, 6.50%  72,649 — 7,965 61,230
SCE Trust IV, Series J, VR,
5.375%  59,350 — 4,356 56,451
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 3.47%  87,471 374,671 — 463,354
T. Rowe Price Government
Reserve Fund, 0.05% 5,488,869  ¤  ¤ 6,561,612
Total $ 8,301,893^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $47,577 of dividend income and $1,888 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,260,050.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Capital Appreciation Fund

F72-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Asset-Backed Securities $ — $ 97,391 $ — $ 97,391
Bank Loans — 4,691,021 120,266 4,811,287
Bond Mutual Funds 463,354 — — 463,354
Common Stocks 35,881,742 90,281 — 35,972,023
Convertible Preferred Stocks — 190,791 212,744 403,535
Corporate Bonds — 3,698,662 — 3,698,662
Preferred Stocks 347,466 — — 347,466
Short-Term Investments 6,561,612 — — 6,561,612
Total $ 43,254,174 $ 8,768,146 $ 333,010 $ 52,355,330
Liabilities
Options Written $ — $ 734,786 $ — $ 734,786